Redeemable Non-controlling Interest of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Redeemable Noncontrolling Interest

	2015	2016	2016
	RMB	RMB	US$
Beginning of the year	—	—	—
Issuance of redeemable non-controlling interest of a subsidiary	—	336,000,000	48,394,066
Loss attributable to redeemable non-controlling interest of a subsidiary	—	(5,335,678)	(768,498)
Redeemable non-controlling interest - end of the year	—	330,664,322	47,625,568